VANECK GREEN INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
See Notes to Financial Statements
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 94.6%
Automobiles & Components : 18.6%
BorgWarner, Inc. 2,212 $ 70,319
Lucid Group, Inc. * 30,465 92,004
Rivian Automotive, Inc. * † 6,931 92,182
Tesla, Inc. * 235 94,902
349,407
Capital Goods : 16.2%
Ameresco, Inc. * 348 8,171
Array Technologies, Inc. * 1,537 9,283
Bloom Energy Corp. * 2,312 51,350
ChargePoint Holdings, Inc. * 4,475 4,788
Donaldson Co., Inc. 1,208 81,359
Energy Recovery, Inc. * 586 8,614
Plug Power, Inc. * † 9,217 19,632
Quanta Services, Inc. 293 92,603
Shoals Technologies Group,
Inc. * 1,686 9,324
Sunrun, Inc. * 2,269 20,988
306,112
Commercial & Professional Services : 19.0%
Casella Waste Systems, Inc. * 630 66,660
Clean Harbors, Inc. * 398 91,596
Enviri Corp. * 811 6,245
Montrose Environmental
Group, Inc. * 347 6,437
Republic Services, Inc. 468 94,152
Waste Management, Inc. 459 92,622
357,712
Consumer Discretionary Distribution &
Retail : 0.2%
EVgo, Inc. * 1,086 4,398
Underline
Energy : 8.3%
Cheniere Energy, Inc. 459 98,626
Clean Energy Fuels Corp. * 2,260 5,673
Green Plains, Inc. * 654 6,200
New Fortress Energy, Inc. † 2,543 38,450
REX American Resources
Corp. * 178 7,421
156,370
Materials : 5.0%
Ecolab, Inc. 396 92,791
Underline
Semiconductors & Semiconductor
Equipment : 9.6%
Enphase Energy, Inc. * 1,348 92,581
First Solar, Inc. * 501 88,296
180,877
Number
of Shares Value
Technology Hardware & Equipment : 2.6%
Itron, Inc. * 456 $ 49,512
Underline
Utilities : 15.1%
Altus Power, Inc. * 1,619 6,589
Brookfield Renewable Corp. † 1,817 50,258
Clearway Energy, Inc. 838 21,788
IDACORP, Inc. 539 58,902
NextEra Energy Partners LP 946 16,839
Northwestern Energy Group,
Inc. 620 33,145
Ormat Technologies, Inc. 612 41,445
Southwest Gas Holdings, Inc. 726 51,335
Sunnova Energy International,
Inc. * † 1,264 4,336
284,637
Total Common Stocks
(Cost: $1,843,104) 1,781,816
MASTER LIMITED PARTNERSHIPS: 5.4%
Energy : 4.8%
Cheniere Energy Partners LP 1,695 90,039
Underline
Utilities : 0.6%
Suburban Propane Partners LP 652 11,214
Underline
Total Master Limited Partnerships
(Cost: $98,809) 101,253
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $1,941,913) 1,883,069
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1%
(Cost: $39,566)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 39,566 39,566
Total Investments: 102.1%
(Cost: $1,981,479) 1,922,635
Liabilities in excess of other assets: (2.1)% (39,093)
NET ASSETS: 100.0% $ 1,883,542
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $110,439.